Note 7 - Other assets (Detail) - Components of Other Assets (Parentheticals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing fееs, accumulatеd amortization	$ 5,359	$ 6,419